Note 7 - Leases - Supplemental Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Operating cash flows from operating leases as lessee	$ 448	$ 434
Operating leases as lessee (in years) (Year)	55 years 10 months 2 days		54 years 4 months 20 days
Operating leases as lessee	4.60%		4.40%